Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2018
Disclosure Of Accounting Judgments And Estimates [Abstract]
Critical accounting judgments and key sources of estimation uncertainty
3.	Critical accounting judgments and key sources of estimation uncertainty

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Below is a summary of the critical measurement processes and the key assumptions used by management in applying accounting policies with regard to the future, and which could have significant effects on carrying amounts stated in the consolidated financial statements, or for which there is a risk that significant adjustments may be made to the carrying amount of assets and liabilities in subsequent years.

Critical judgements in applying group accounting policies

Intangible assets—development costs

a) Cost capitalization

Amounts capitalized include the total cost of any external products or services and internal labor costs directly attributable to the development of the asset. Management judgment is involved in determining the appropriate internal costs to capitalize and the amounts involved.

b) Useful life

The useful life is determined by management at the time the asset is brought into its intended use and is regularly reviewed for appropriateness. The useful life represents management’s view of the expected period over which the Group will receive benefits.

Recognition of a deferred tax asset

The Group has accumulated significant unutilized trading tax losses (note 25). A deferred tax asset in respect of these losses can only be recognized when it is probable that future taxable profits will be available to utilize these against. No net deferred tax asset has been recognized in respect of these trading losses because there is uncertainty on the timing of future profitability in the near future. The Group reviews this assessment on an annual basis.

Key sources of estimation uncertainty

Impairment of non-financial assets

Impairment exists when the carrying value of an asset CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget for the next five years. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash inflows and outflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill recognized by the Group.

Share based payments

Estimating the fair value of share options requires the determination of the most appropriate valuation model, which is dependent on the terms and conditions of the grant. The Group uses the Black Scholes Valuation Model to estimate the fair value of each grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield. These inputs, and the volatility assumption in particular, are considered to be highly complex and subjective. Because the Group’s shares have been publicly traded for a short period of time, it lacks sufficient company-specific historical and implied volatility information for its shares. Therefore, it estimates expected share price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. .

Inventory provisions

Inventory is carried at the lower of cost and net realizable value which requires an estimation of the products’ future selling prices. Judgment is required in determining any write-down for slow-moving or obsolete inventory.